T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 51.0%			Credit Suisse
			1.00%, 5/5/23	635	641

FINANCIAL INSTITUTIONS 17.0%			Credit Suisse
			2.80%, 4/8/22	450	466
Banking 11.9%			Danske Bank
Banco Bilbao Vizcaya Argentaria			5.00%, 1/12/22 (1)	385	404
0.875%, 9/18/23	400	399	Danske Bank, VR,
Bank of America			3.001%, 9/20/22 (1)(2)	550	561
2.503%, 10/21/22	175	179	Deutsche Bank
Bank of America, FRN,			3.15%, 1/22/21	310	312
3M USD LIBOR + 0.65%, 0.875%,			Deutsche Bank
6/25/22	240	241	3.375%, 5/12/21	100	101
Bank of America, FRN,			Deutsche Bank, FRN,
3M USD LIBOR + 1.16%, 1.432%,			3M USD LIBOR + 1.29%, 1.539%,
1/20/23	400	404	2/4/21	350	350
Banque Federative du Credit Mutuel			First Niagara Financial Group
2.125%, 11/21/22 (1)	520	536	7.25%, 12/15/21	145	157
Barclays Bank			Goldman Sachs Group
1.70%, 5/12/22	365	371	3.50%, 4/1/25	250	276
Barclays Bank			Goldman Sachs Group
2.65%, 1/11/21	385	386	5.75%, 1/24/22	490	523
BDO Unibank			Goldman Sachs Group, FRN,
2.95%, 3/6/23	1,200	1,248	3M USD LIBOR + 0.78%, 1.041%,
BPCE, FRN,			10/31/22	300	301
3M USD LIBOR + 1.22%, 1.476%,			Goldman Sachs Group, FRN,
5/22/22 (1)	400	404	3M USD LIBOR + 1.11%, 1.355%,
Capital One Financial			4/26/22	300	301
2.40%, 10/30/20	230	230	HSBC Holdings, VR,
Capital One Financial			1.645%, 4/18/26 (2)	460	457
3.20%, 1/30/23	195	206	HSBC Holdings, VR,
Capital One Financial			2.099%, 6/4/26 (2)	590	597
3.50%, 6/15/23	140	150	ING Groep, FRN,
Capital One Financial			3M USD LIBOR + 1.15%, 1.368%,
3.90%, 1/29/24	145	158	3/29/22	275	278
Citigroup			JPMorgan Chase, VR,
2.90%, 12/8/21	400	410	2.083%, 4/22/26 (2)	460	481
Citigroup, VR,			Lloyds Banking Group, VR,
2.312%, 11/4/22 (2)	330	336	1.326%, 6/15/23 (2)	200	201
Citigroup, VR,			Mitsubishi UFJ Financial Group
3.106%, 4/8/26 (2)	240	258	3.218%, 3/7/22	330	342
Citizens Bank			Mitsubishi UFJ Financial Group,
3.25%, 2/14/22	435	451	FRN,
Cooperatieve Rabobank			3M USD LIBOR + 0.92%, 1.176%,
3.95%, 11/9/22	540	573	2/22/22	230	232
Credicorp			Morgan Stanley
2.75%, 6/17/25 (1)	200	203	2.75%, 5/19/22	280	290
Credit Agricole, FRN,			Natwest Group
3M USD LIBOR + 1.02%, 1.284%,			3.875%, 9/12/23	380	408
4/24/23 (1)	470	473	NatWest Markets
			2.375%, 5/21/23 (1)	465	480

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

PNC Bank			Avolon Holdings Funding
2.95%, 1/30/23	425	447	5.125%, 10/1/23 (1)	325	326
Santander U.K.			Park Aerospace Holdings
2.10%, 1/13/23	460	473	5.25%, 8/15/22 (1)	215	215
Standard Chartered, FRN,			SMBC Aviation Capital Finance
3M USD LIBOR + 1.15%, 1.422%,			3.55%, 4/15/24 (1)	235	246
1/20/23 (1)	365	366	SMBC Aviation Capital Finance
Standard Chartered, VR,			4.125%, 7/15/23 (1)	200	212
2.744%, 9/10/22 (1)(2)	315	319
State Street, VR,					3,226
2.825%, 3/30/23 (1)(2)	45	47	Financial Other 0.5%
Swedbank			DAE Funding
1.30%, 6/2/23 (1)	365	371	5.25%, 11/15/21 (1)	950	964
Synchrony Financial
2.85%, 7/25/22	897	923			964
Synchrony Financial			Insurance 1.6%
3.75%, 8/15/21	310	316
Truist Bank			AIA Group, FRN,
			3M USD LIBOR + 0.52%, 0.747%,
2.80%, 5/17/22	280	290	9/20/21 (1)	515	514
UBS			AIG Global Funding
1.75%, 4/21/22 (1)	400	408	2.30%, 7/1/22 (1)	180	186
UBS Group, FRN,			American International Group
3M USD LIBOR + 1.22%, 1.476%,			2.50%, 6/30/25	330	352
5/23/23 (1)	340	343
Wells Fargo			American International Group
3.50%, 3/8/22	190	198	4.875%, 6/1/22	195	209
			Aon
Wells Fargo, VR,			2.20%, 11/15/22	105	109
1.654%, 6/2/24 (2)	215	219
Wells Fargo, VR,			Aon
2.188%, 4/30/26 (2)	205	213	2.80%, 3/15/21	390	394
			Humana
		20,708	2.90%, 12/15/22	45	47
			Humana
Finance Companies 1.8%			3.15%, 12/1/22	85	89
AerCap Ireland Capital			Humana
3.95%, 2/1/22	455	460	3.85%, 10/1/24	145	160
AerCap Ireland Capital			Humana
4.45%, 12/16/21	380	388	4.50%, 4/1/25	145	166
AerCap Ireland Capital			Lincoln National
4.50%, 9/15/23	250	257	4.00%, 9/1/23	75	82
Air Lease			Marsh & McLennan
2.25%, 1/15/23	205	205	3.875%, 3/15/24	205	227
Air Lease			Trinity Acquisition
2.50%, 3/1/21	80	80	3.50%, 9/15/21	180	184
Air Lease
3.50%, 1/15/22	155	159			2,719
Avolon Holdings Funding			Real Estate Investment Trusts 1.2%
2.875%, 2/15/25 (1)	250	229
Avolon Holdings Funding			Brixmor Operating Partnership
3.625%, 5/1/22 (1)	385	378	3.25%, 9/15/23	310	321
			Brixmor Operating Partnership
Avolon Holdings Funding			3.875%, 8/15/22	45	47
3.95%, 7/1/24 (1)	75	71
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Highwoods Realty			Roper Technologies
3.625%, 1/15/23	145	151	2.35%, 9/15/24	90	95
Simon Property Group			Roper Technologies
2.625%, 6/15/22	255	262	2.80%, 12/15/21	210	216
Simon Property Group			Roper Technologies
3.375%, 10/1/24	280	302	3.00%, 12/15/20	140	140
Simon Property Group			Roper Technologies
3.50%, 9/1/25	65	71	3.125%, 11/15/22	380	399
Starwood Property Trust			Roper Technologies
3.625%, 2/1/21	750	749	3.65%, 9/15/23	75	81
Ventas Realty			Vulcan Materials, FRN,
3.10%, 1/15/23	50	52	3M USD LIBOR + 0.65%, 0.896%,
Ventas Realty			3/1/21	460	460
3.25%, 8/15/22	85	88	Yongda Investment

		2,043	2.25%, 6/16/25	600	614
Total Financial Institutions		29,660			4,386

INDUSTRIAL 29.9%			Communications 2.3%
			CC Holdings GS V
Basic Industry 1.4%			3.849%, 4/15/23	485	522
Anglo American Capital			Charter Communications Operating
3.75%, 4/10/22 (1)	200	207	4.464%, 7/23/22	880	931
DuPont de Nemours			Charter Communications Operating
3.766%, 11/15/20	310	311	4.908%, 7/23/25	530	612
LyondellBasell Industries			Crown Castle Towers
6.00%, 11/15/21	610	639	3.72%, 7/15/23 (1)	155	162
Nucor			Fox
2.00%, 6/1/25	80	84	3.666%, 1/25/22	70	73
POSCO			Fox
2.375%, 11/12/22 (1)	1,175	1,205	4.03%, 1/25/24	85	94
			Interpublic Group
		2,446	3.50%, 10/1/20	80	80
Capital Goods 2.5%			RELX Capital
Amphenol			3.50%, 3/16/23	160	170
2.05%, 3/1/25	220	231	SBA Tower Trust
Boral Finance			1.884%, 1/15/26 (1)	85	86
3.00%, 11/1/22 (1)	40	41	SBA Tower Trust
Carrier Global			2.836%, 1/15/25 (1)	255	268
2.242%, 2/15/25 (1)	455	474	SBA Tower Trust
CNH Industrial Capital			3.168%, 4/11/22 (1)	95	96
3.875%, 10/15/21	275	283	SBA Tower Trust
CNH Industrial Capital			3.448%, 3/15/23 (1)	250	263
4.375%, 11/6/20	715	717	T-Mobile USA
General Electric			3.50%, 4/15/25 (1)	120	132
3.15%, 9/7/22	250	261	Verizon Communications
General Electric			5.15%, 9/15/23	190	215
3.45%, 5/15/24	135	145	Vodafone Group
Republic Services			3.75%, 1/16/24	185	202
2.50%, 8/15/24	215	229

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

WPP Finance 2010			Nissan Motor Acceptance
3.625%, 9/7/22	75	79	3.65%, 9/21/21 (1)	120	122

		3,985	O'Reilly Automotive
			3.80%, 9/1/22	115	121
Consumer Cyclical 5.3%			QVC
AutoZone			4.375%, 3/15/23	170	177
3.625%, 4/15/25	120	134	Ralph Lauren
Booking Holdings			1.70%, 6/15/22	50	51
4.10%, 4/13/25	205	231	Ross Stores
Daimler Finance North America			4.60%, 4/15/25	550	631
1.75%, 3/10/23 (1)	435	443	TJX
DR Horton			3.50%, 4/15/25	185	206
2.55%, 12/1/20	145	145	Volkswagen Group of America
Expedia Group			Finance
3.60%, 12/15/23 (1)	305	312	2.50%, 9/24/21 (1)	200	204
Ford Motor Credit			Volkswagen Group of America
3.47%, 4/5/21	290	290	Finance
Ford Motor Credit			2.70%, 9/26/22 (1)	415	430
3.813%, 10/12/21	320	320	Volkswagen Group of America
Ford Motor Credit			Finance
5.875%, 8/2/21	200	204	2.90%, 5/13/22 (1)	215	222
General Motors			Volkswagen Group of America
4.875%, 10/2/23	180	196	Finance
			3.125%, 5/12/23 (1)	200	211
General Motors			Volkswagen Group of America
5.40%, 10/2/23	450	496	Finance
General Motors Financial			3.875%, 11/13/20 (1)	395	396
2.90%, 2/26/25	485	500	Walgreen
General Motors Financial			3.10%, 9/15/22	105	110
3.20%, 7/6/21	145	147	Western Union
General Motors Financial			2.85%, 1/10/25	295	311
4.20%, 3/1/21	60	61	Western Union
General Motors Financial, FRN,			3.60%, 3/15/22	195	202
3M USD LIBOR + 0.85%, 1.118%,
4/9/21	205	205			9,209
Harley-Davidson Financial Services
2.55%, 6/9/22 (1)	95	96	Consumer Non-Cyclical 9.2%
Harley-Davidson Financial Services			AbbVie
4.05%, 2/4/22 (1)	330	341	2.60%, 11/21/24 (1)	715	757
Hyundai Capital America			AbbVie
2.375%, 2/10/23 (1)	470	482	2.90%, 11/6/22	450	472
Hyundai Capital America			AbbVie
2.45%, 6/15/21 (1)	180	182	3.20%, 11/6/22	45	47
Hyundai Capital America			AbbVie
2.85%, 11/1/22 (1)	131	136	3.25%, 10/1/22 (1)	80	83
Hyundai Capital America			AbbVie
3.00%, 6/20/22 (1)	270	278	3.45%, 3/15/22 (1)	260	270
Hyundai Capital America			Altria Group
3.95%, 2/1/22 (1)	335	347	3.49%, 2/14/22	273	284
Nissan Motor			Altria Group
3.043%, 9/15/23 (1)	265	269	3.80%, 2/14/24	370	404

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

BAT Capital			CVS Health
2.764%, 8/15/22	913	946	2.625%, 8/15/24	85	90
BAT International Finance			CVS Health
1.668%, 3/25/26	225	225	3.70%, 3/9/23	263	281
Baxalta			EMD Finance
3.60%, 6/23/22	190	198	2.95%, 3/19/22 (1)	110	113
Bayer U.S. Finance II			Express Scripts Holding, FRN,
3.50%, 6/25/21 (1)	450	459	3M USD LIBOR + 0.75%, 1.006%,
Becton Dickinson & Company			11/30/20	445	445
2.894%, 6/6/22	675	698	Gilead Sciences
Becton Dickinson & Company			0.75%, 9/29/23	525	525
3.363%, 6/6/24	310	334	Hasbro
Bristol-Myers Squibb			2.60%, 11/19/22	225	233
2.60%, 5/16/22	120	124	Hasbro
Bristol-Myers Squibb			3.00%, 11/19/24	310	329
2.75%, 2/15/23	175	184	Imperial Brands Finance
Bristol-Myers Squibb			3.50%, 2/11/23 (1)	200	209
3.25%, 2/20/23	50	53	Imperial Brands Finance
Bristol-Myers Squibb			3.75%, 7/21/22 (1)	660	689
3.625%, 5/15/24	45	50	Pernod Ricard
Bunge Finance			4.45%, 1/15/22 (1)	440	461
3.00%, 9/25/22	680	707	Perrigo Finance Unlimited
Bunge Finance			3.90%, 12/15/24	680	737
3.50%, 11/24/20	1,220	1,225	Philip Morris International
Bunge Finance			1.125%, 5/1/23	110	112
4.35%, 3/15/24	30	33	Reynolds American
Cardinal Health			4.00%, 6/12/22	30	32
2.616%, 6/15/22	55	57	Royalty Pharma
Cardinal Health			0.75%, 9/2/23 (1)	215	214
3.079%, 6/15/24	180	193	Shire Acquisitions Investments
Cardinal Health			Ireland
3.20%, 3/15/23	185	196	2.875%, 9/23/23	30	32
Cardinal Health			Takeda Pharmaceutical
3.50%, 11/15/24	215	235	4.00%, 11/26/21	645	669
Cargill					16,028
1.375%, 7/23/23 (1)	155	159
China Mengniu Dairy			Energy 6.1%
1.875%, 6/17/25	650	652	Aker BP
Cigna			3.00%, 1/15/25 (1)	360	361
3.00%, 7/15/23	180	191	Apache
Cigna			3.625%, 2/1/21	350	349
3.40%, 9/17/21	100	103	BP Capital Markets America
Cigna			2.937%, 4/6/23	170	180
3.75%, 7/15/23	192	207	Canadian Natural Resources
Cigna			2.05%, 7/15/25	335	340
3.90%, 2/15/22	140	146	Cenovus Energy
Cigna, FRN,			3.00%, 8/15/22	320	310
3M USD LIBOR + 0.65%, 0.896%,			Cheniere Corpus Christi Holdings
9/17/21	180	180	5.875%, 3/31/25	325	370
CK Hutchison International 17 II			Cheniere Corpus Christi Holdings
2.75%, 3/29/23	950	985	7.00%, 6/30/24	465	535
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Diamondback Energy			Sunoco Logistics Partners
2.875%, 12/1/24	695	704	Operations
Diamondback Energy			3.45%, 1/15/23	30	31
4.75%, 5/31/25	205	221	Sunoco Logistics Partners
Energy Transfer Operating			Operations
2.90%, 5/15/25	65	65	4.25%, 4/1/24	15	16
Energy Transfer Operating			Sunoco Logistics Partners
4.20%, 9/15/23	65	68	Operations
Energy Transfer Operating			4.40%, 4/1/21	30	30
4.25%, 3/15/23	235	244	Valero Energy
Energy Transfer Operating			1.20%, 3/15/24	195	195
5.875%, 1/15/24	610	670	Valero Energy
Eni, Series X-R			2.70%, 4/15/23	355	368
4.00%, 9/12/23 (1)	270	293	Valero Energy
Enterprise Products Operating			3.65%, 3/15/25	55	59
3.50%, 2/1/22	285	296	Western Midstream Operating
EOG Resources			4.00%, 7/1/22	465	465
2.625%, 3/15/23	74	77	Williams
EQT			3.35%, 8/15/22	55	57
3.00%, 10/1/22	555	541	Williams
EQT			3.70%, 1/15/23	570	602
4.875%, 11/15/21	67	68	Williams
Gray Oak Pipeline			4.30%, 3/4/24	75	82
2.00%, 9/15/23 (1)	30	30			10,635
Gray Oak Pipeline
2.60%, 10/15/25 (1)	105	105	Technology 2.3%
Kinder Morgan			Avnet
5.00%, 2/15/21 (1)	170	172	3.75%, 12/1/21	220	225
Kinder Morgan Energy Partners			Equifax, FRN,
3.95%, 9/1/22	30	32	3M USD LIBOR + 0.87%, 1.15%,
Marathon Oil			8/15/21	170	171
2.80%, 11/1/22	497	508	Fiserv
MPLX, FRN,			2.75%, 7/1/24	460	492
3M USD LIBOR + 1.10%, 1.342%,			Global Payments
9/9/22	215	214	2.65%, 2/15/25	195	207
Occidental Petroleum			Microchip Technology
2.60%, 8/13/21	240	236	2.67%, 9/1/23 (1)	250	259
Phillips 66, FRN,			Microchip Technology
3M USD LIBOR + 0.60%, 0.834%,			3.922%, 6/1/21	565	577
2/26/21	200	200	Micron Technology
Sabine Pass Liquefaction			2.497%, 4/24/23	635	659
5.625%, 4/15/23	320	350	Micron Technology
Sabine Pass Liquefaction			4.64%, 2/6/24	75	83
6.25%, 3/15/22	600	636	NXP
Schlumberger Finance Canada			2.70%, 5/1/25 (1)	45	48
1.40%, 9/17/25	80	81	NXP
Schlumberger Holdings			3.875%, 9/1/22 (1)	440	465
3.75%, 5/1/24 (1)	340	368	NXP
Schlumberger Holdings			4.625%, 6/1/23 (1)	430	470
4.00%, 12/21/25 (1)	95	106	Panasonic
			2.536%, 7/19/22 (1)	275	283

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Texas Instruments			PNM Resources
1.375%, 3/12/25	135	140	3.25%, 3/9/21	280	283

		4,079	San Diego Gas & Electric
			1.914%, 2/1/22	58	58
Transportation 0.8%			Sinosing Services Pte
American Airlines PTT, Series 2017-			2.25%, 2/20/25	1,400	1,441
2, Class B			Vistra Operations
3.70%, 10/15/25	443	288	3.55%, 7/15/24 (1)	780	827
Delta Air Lines					5,994
2.60%, 12/4/20	110	110
FedEx			Natural Gas 0.6%
3.80%, 5/15/25	195	220	CenterPoint Energy Resources
Heathrow Funding			4.50%, 1/15/21	180	180
4.875%, 7/15/21 (1)	340	348	Sempra Energy
Penske Truck Leasing			2.85%, 11/15/20	460	460
3.30%, 4/1/21 (1)	275	278	Sempra Energy
Penske Truck Leasing			2.875%, 10/1/22	155	161
3.65%, 7/29/21 (1)	65	67	Sempra Energy, FRN,
United Airlines PTT, Series 2019-2,			3M USD LIBOR + 0.50%, 0.775%,
Class B			1/15/21	295	295

3.50%, 5/1/28	260	192			1,096
		1,503	Total Utility		7,090
Total Industrial		52,271	Total Corporate Bonds
UTILITY 4.1%			(Cost $86,801)		89,021

Electric 3.5%			ASSET-BACKED SECURITIES 15.5%
AES
3.30%, 7/15/25 (1)	190	203
American Electric Power, Series I			Car Loan 7.8%
3.65%, 12/1/21	50	52	Ally Auto Receivables Trust,
CenterPoint Energy			Series 2017-2, Class D
3.60%, 11/1/21	125	129	2.93%, 11/15/23	135	135
Edison International			AmeriCredit Automobile
2.95%, 3/15/23	110	113	Receivables Trust, Series
			2016-3, Class C
Edison International			2.24%, 4/8/22	204	205
3.125%, 11/15/22	170	175
Enel Finance International			AmeriCredit Automobile
			Receivables Trust, Series
2.875%, 5/25/22 (1)	690	712	2017-1, Class C
Enel Finance International			2.71%, 8/18/22	204	206
4.25%, 9/14/23 (1)	335	366	AmeriCredit Automobile
FirstEnergy			Receivables Trust, Series
2.85%, 7/15/22	235	241	2017-3, Class B
NextEra Energy Capital Holdings,			2.24%, 6/19/23	199	199
FRN,			AmeriCredit Automobile
3M USD LIBOR + 0.55%, 0.806%,			Receivables Trust, Series
8/28/21	360	360	2017-3, Class C
NRG Energy			2.69%, 6/19/23	280	285
3.75%, 6/15/24 (1)	155	165
Pacific Gas & Electric
1.75%, 6/16/22	870	869
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

AmeriCredit Automobile			Capital Auto Receivables Asset
Receivables Trust, Series			Trust, Series 2018-2, Class C
2020-1, Class C			3.69%, 12/20/23 (1)	320	327
1.59%, 10/20/25	435	441	CarMax Auto Owner Trust,
AmeriCredit Automobile			Series 2017-4, Class C
Receivables Trust, Series			2.70%, 10/16/23	150	153
2020-1, Class D			Enterprise Fleet Financing,
1.80%, 12/18/25	415	418	Series 2017-3, Class A2
AmeriCredit Automobile			2.13%, 5/22/23 (1)	14	14
Receivables Trust, Series			Enterprise Fleet Financing,
2020-2, Class B			Series 2018-2, Class A2
0.97%, 2/18/26	100	100	3.14%, 2/20/24 (1)	224	226
ARI Fleet Lease Trust, Series			Enterprise Fleet Financing,
2018-A, Class A2			Series 2019-1, Class A2
2.55%, 10/15/26 (1)	79	80	2.98%, 10/20/24 (1)	245	249
ARI Fleet Lease Trust, Series			Ford Credit Floorplan Master
2020-A, Class B			Owner Trust A, Series 2020-1,
2.06%, 11/15/28 (1)	475	480	Class C
Avis Budget Rental Car Funding			1.42%, 9/15/25	220	220
AESOP, Series 2017-1A, Class			GM Financial Consumer
B			Automobile Receivables Trust,
3.41%, 9/20/23 (1)	390	394	Series 2020-2, Class A3
Avis Budget Rental Car Funding			1.49%, 12/16/24	210	214
AESOP, Series 2018-2A, Class			GMF Floorplan Owner Revolving
C			Trust, Series 2020-1, Class B
4.95%, 3/20/25 (1)	260	272	1.03%, 8/15/25 (1)	405	405
Avis Budget Rental Car Funding			Hyundai Auto Receivables Trust,
AESOP, Series 2019-1A, Class			Series 2017-A, Class B
B			2.38%, 4/17/23	220	222
3.70%, 3/20/23 (1)	646	660	Hyundai Auto Receivables Trust,
Avis Budget Rental Car Funding			Series 2019-A, Class B
AESOP, Series 2019-2A, Class			2.94%, 5/15/25	460	482
A			Hyundai Auto Receivables Trust,
3.35%, 9/22/25 (1)	475	502	Series 2020-B, Class C
Avis Budget Rental Car Funding			1.60%, 12/15/26	175	178
AESOP, Series 2019-2A, Class			Navistar Financial Dealer Note
B			Master Trust, Series 2020-1,
3.55%, 9/22/25 (1)	415	434	Class A, FRN,
Avis Budget Rental Car Funding			1M USD LIBOR + 0.95%,
AESOP, Series 2020-1A, Class			1.098%, 7/25/25 (1)	220	221
A			Navistar Financial Dealer Note
2.33%, 8/20/26 (1)	340	350	Master Trust, Series 2020-1,
Capital Auto Receivables Asset			Class B, FRN,
Trust, Series 2017-1, Class B			1M USD LIBOR + 1.35%,
2.43%, 5/20/22 (1)	110	111	1.498%, 7/25/25 (1)	230	231
Capital Auto Receivables Asset			Nissan Auto Receivables Owner
Trust, Series 2017-1, Class C			Trust, Series 2020-A, Class A3
2.70%, 9/20/22 (1)	175	178	1.38%, 12/16/24	265	270
Capital Auto Receivables Asset			Santander Drive Auto
Trust, Series 2018-2, Class B			Receivables Trust, Series
3.48%, 10/20/23 (1)	255	258	2018-1, Class C
			2.96%, 3/15/24	110	110

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Santander Drive Auto
Receivables Trust, Series			Other Asset-Backed Securities 5.9%
2018-2, Class C			Applebee's Funding, Series
3.35%, 7/17/23	241	243	2019-1A, Class A2I
Santander Drive Auto			4.194%, 6/7/49 (1)	430	398
Receivables Trust, Series			Ascentium Equipment
2018-4, Class B			Receivables Trust, Series
3.27%, 1/17/23	28	28	2017-1A, Class A3
Santander Drive Auto			2.29%, 6/10/21 (1)	29	29
Receivables Trust, Series			Barings, Series 2013-IA, Class
2019-1, Class B			AR, CLO, FRN,
3.21%, 9/15/23	242	244	3M USD LIBOR + 0.80%,
Santander Drive Auto			1.072%, 1/20/28 (1)	1,054	1,045
Receivables Trust, Series			BRE Grand Islander Timeshare
2019-2, Class B			Issuer, Series 2019-A, Class A
2.79%, 1/16/24	390	396	3.28%, 9/26/33 (1)	199	204
Santander Drive Auto			Cayuga Park, Series 2020-1A,
Receivables Trust, Series			Class A, CLO, FRN,
2020-3, Class B			3M USD LIBOR + 1.60%,
0.69%, 3/17/25	335	335	1.832%, 7/17/31 (1)	260	260
Santander Retail Auto Lease			CIFC Funding, Series 2020-3A,
Trust, Series 2019-C, Class A3			Class A1, CLO, FRN,
1.86%, 2/21/23 (1)	380	388	3M USD LIBOR + 1.35%,
Santander Retail Auto Lease			10/20/31 (1)(10)	475	475
Trust, Series 2019-C, Class C			CNH Equipment Trust, Series
2.39%, 11/20/23 (1)	515	525	2018-A, Class B
Santander Retail Auto Lease			3.47%, 10/15/25	275	285
Trust, Series 2019-C, Class D			Daimler Trucks Retail Trust,
2.88%, 6/20/24 (1)	525	534	Series 2018-1, Class A4
Santander Retail Auto Lease			3.03%, 11/15/24 (1)	226	227
Trust, Series 2020-A, Class D			Elara HGV Timeshare Issuer,
2.52%, 11/20/24 (1)	435	444	Series 2014-A, Class A
World Omni Auto Receivables			2.53%, 2/25/27 (1)	10	10
Trust, Series 2019-C, Class C			Elara HGV Timeshare Issuer,
2.40%, 6/15/26	460	475	Series 2016-A, Class A
World Omni Auto Receivables			2.73%, 4/25/28 (1)	404	409
Trust, Series 2020-A, Class C			Elara HGV Timeshare Issuer,
1.64%, 8/17/26	295	300	Series 2017-A, Class A
World Omni Automobile Lease			2.69%, 3/25/30 (1)	122	125
Securitization Trust, Series			Elara HGV Timeshare Issuer,
2018-A, Class B			Series 2019-A, Class A
3.06%, 5/15/23	200	200	2.61%, 1/25/34 (1)	533	544
World Omni Select Auto Trust,			Golub Capital Partners, Series
Series 2020-A, Class C			2018-39A, Class A1, CLO,
1.25%, 10/15/26	160	160	FRN,
World Omni Select Auto Trust			3M USD LIBOR + 1.15%,
2020-a, Series 2020-A, Class B			1.422%, 10/20/28 (1)	640	638
0.84%, 6/15/26	140	140	GreatAmerica Leasing
			Receivables Funding, Series
		13,642	2018-1, Class A3
			2.60%, 6/15/21 (1)	47	47

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Hilton Grand Vacations Trust,			Sierra Timeshare Receivables
Series 2017-AA, Class A			Funding, Series 2015-3A,
2.66%, 12/26/28 (1)	114	117	Class A
Hilton Grand Vacations Trust,			2.58%, 9/20/32 (1)	63	63
Series 2017-AA, Class B			Sierra Timeshare Receivables
2.96%, 12/26/28 (1)	40	40	Funding, Series 2016-2A,
John Deere Owner Trust, Series			Class A
2020-B, Class A4			2.33%, 7/20/33 (1)	45	45
0.72%, 6/15/27	385	388	Sierra Timeshare Receivables
Kubota Credit Owner Trust,			Funding, Series 2017-1A,
Series 2020-1A, Class A3			Class A
1.96%, 3/15/24 (1)	230	237	2.91%, 3/20/34 (1)	70	71
MVW, Series 2020-1A, Class B			Sierra Timeshare Receivables
2.73%, 10/20/37 (1)	102	104	Funding, Series 2019-1A,
MVW Owner Trust, Series 2014-			Class A
1A, Class A			3.20%, 1/20/36 (1)	191	197
2.25%, 9/22/31 (1)	20	20	Volvo Financial Equipment,
MVW Owner Trust, Series 2015-			Series 2018-1A, Class B
1A, Class A			2.91%, 1/17/23 (1)	315	322
2.52%, 12/20/32 (1)	130	131	Volvo Financial Equipment
MVW Owner Trust, Series 2017-			Master Owner Trust, Series
1A, Class B			2017-A, Class A, FRN,
2.75%, 12/20/34 (1)	34	34	1M USD LIBOR + 0.50%,
MVW Owner Trust, Series 2017-			0.652%, 11/15/22 (1)	175	175
1A, Class C					10,341
2.99%, 12/20/34 (1)	55	56
Neuberger Berman Loan			Student Loan 1.8%
Advisers, Series 2020-38A,			Navient Private Education Refi
Class A, CLO, FRN,			Loan Trust, Series 2019-CA,
3M USD LIBOR + 1.30%,			Class A1
10/20/32 (1)(10)	250	250	2.82%, 2/15/68 (1)	239	240
Neuberger Berman XIX, Series			Navient Private Education Refi
2015-19A, Class A1R2, CLO,			Loan Trust, Series 2019-EA,
FRN,			Class A1
3M USD LIBOR + 0.80%,			2.39%, 5/15/68 (1)	162	163
1.075%, 7/15/27 (1)	1,058	1,050	Navient Private Education Refi
Neuberger Berman XVI, Series			Loan Trust, Series 2020-DA,
2017-16SA, Class A, CLO,			Class A
FRN,			1.69%, 5/15/69 (1)	138	140
3M USD LIBOR + 0.85%,			Navient Private Education Refi
1.125%, 1/15/28 (1)	622	619	Loan Trust, Series 2020-FA,
OCP, Series 2015-10A, Class			Class A
A1R, CLO, FRN,			1.22%, 7/15/69 (1)	399	400
3M USD LIBOR + 0.82%,			Navient Private Education Refi
1.065%, 10/26/27 (1)	701	697	Loan Trust, Series 2020-GA,
OZLM VIII, Series 2014-8A,			Class A
Class A1RR, CLO, FRN,			1.17%, 9/16/69 (1)	190	190
3M USD LIBOR + 1.17%,			Navient Student Loan Trust,
1.443%, 10/17/29 (1)	705	696	Series 2019-2A, Class A1,
Planet Fitness Master Issuer,			FRN,
Series 2018-1A, Class A2I			1M USD LIBOR + 0.27%,
4.262%, 9/5/48 (1)	333	333	0.418%, 2/27/68 (1)	203	203

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Nelnet Student Loan Trust,			Bayview Opportunity Master
Series 2005-4, Class A4, FRN,			Fund IVb Trust, Series 2017-
3M USD LIBOR + 0.18%,			SPL4, Class A, CMO, ARM,
0.405%, 3/22/32	492	463	3.50%, 1/28/55 (1)	192	196
Nelnet Student Loan Trust,			CIM Trust, Series 2020-INV1,
Series 2020-1A, Class A, FRN,			Class A2, CMO, ARM,
1M USD LIBOR + 0.74%,			2.50%, 4/25/50 (1)	225	231
0.888%, 3/26/68 (1)	228	226	Citigroup Mortgage Loan Trust,
SLM Student Loan Trust, Series			Series 2019-IMC1, Class A1,
2008-5, Class A4, FRN,			CMO, ARM,
3M USD LIBOR + 1.70%,			2.72%, 7/25/49 (1)	423	430
1.945%, 7/25/23	136	134	COLT Mortgage Loan Trust,
SLM Student Loan Trust, Series			Series 2018-4, Class A1, CMO,
2008-9, Class A, FRN,			ARM,
3M USD LIBOR + 1.50%,			4.006%, 12/28/48 (1)	188	191
1.745%, 4/25/23	97	95	COLT Mortgage Loan Trust,
SLM Student Loan Trust, Series			Series 2019-2, Class A1, CMO,
2010-1, Class A, FRN,			ARM,
1M USD LIBOR + 0.40%,			3.337%, 5/25/49 (1)	220	222
0.548%, 3/25/25	548	523	Connecticut Avenue Securities,
SMB Private Education Loan			Series 2017-C02, Class 2ED3,
Trust, Series 2014-A, Class			CMO, ARM,
A2 A			1M USD LIBOR + 1.35%,
3.05%, 5/15/26 (1)	145	147	1.498%, 9/25/29	362	359
SMB Private Education Loan			Connecticut Avenue Securities,
Trust, Series 2015-A, Class			Series 2017-C05, Class 1ED3,
A2B, FRN,			CMO, ARM,
1M USD LIBOR + 1.00%,			1M USD LIBOR + 1.20%,
1.152%, 6/15/27 (1)	115	115	1.348%, 1/25/30	373	364

		3,039	Deephaven Residential
			Mortgage Trust, Series 2017-
Total Asset-Backed Securities			1A, Class A3, CMO, ARM,
(Cost $26,882)		27,022	3.485%, 12/26/46 (1)	24	25
			Deephaven Residential
NON-U.S. GOVERNMENT MORTGAGE-BACKED			Mortgage Trust, Series 2017-
SECURITIES 14.8%			3A, Class A1, CMO, ARM,
			2.577%, 10/25/47 (1)	115	117
			Deephaven Residential
Collateralized Mortgage Obligations 10.1%			Mortgage Trust, Series 2017-
Angel Oak Mortgage Trust,			3A, Class A2, CMO, ARM,
Series 2020-5, Class A2, CMO,			2.711%, 10/25/47 (1)	12	12
ARM,			Deephaven Residential
1.579%, 5/25/65 (1)	169	169	Mortgage Trust, Series 2017-
Angel Oak Mortgage Trust,			3A, Class A3, CMO, ARM,
Series 2020-6, Class A1, CMO,			2.813%, 10/25/47 (1)	12	12
ARM,			Deephaven Residential
1.261%, 5/25/65 (1)	219	219	Mortgage Trust, Series 2018-
Angel Oak Mortgage Trust I,			1A, Class A1, CMO, ARM,
Series 2019-2, Class M1,			2.976%, 12/25/57 (1)	134	135
CMO, ARM,			Deephaven Residential
4.065%, 3/25/49 (1)	400	414	Mortgage Trust, Series 2018-
			3A, Class A3, CMO, ARM,
			3.963%, 8/25/58 (1)	33	33
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Deephaven Residential			GS Mortgage-Backed Securities
Mortgage Trust, Series 2019-			Trust, Series 2014-EB1A,
1A, Class A1, CMO, ARM,			Class 2A1, CMO, ARM,
3.743%, 1/25/59 (1)	378	381	2.44%, 7/25/44 (1)	18	18
Deephaven Residential			Homeward Opportunities Fund I
Mortgage Trust, Series 2019-			Trust, Series 2018-1, Class A1,
2A, Class A3, CMO, ARM,			CMO, ARM,
3.763%, 4/25/59 (1)	273	276	3.766%, 6/25/48 (1)	289	290
Deephaven Residential			Homeward Opportunities Fund I
Mortgage Trust, Series 2019-			Trust, Series 2018-1, Class A2,
2A, Class M1, CMO, ARM,			CMO, ARM,
3.921%, 4/25/59 (1)	280	281	3.897%, 6/25/48 (1)	254	253
Deephaven Residential			Homeward Opportunities Fund I
Mortgage Trust, Series 2019-			Trust, Series 2019-1, Class A3,
3A, Class A1, CMO, ARM,			CMO, ARM,
2.964%, 7/25/59 (1)	258	261	3.606%, 1/25/59 (1)	402	408
Ellington Financial Mortgage			JPMorgan Mortgage Trust,
Trust, Series 2019-2, Class A1,			Series 2020-1INV, Class A15,
CMO, ARM,			CMO, ARM,
2.739%, 11/25/59 (1)	342	348	3.50%, 8/25/50 (1)	394	403
Flagstar Mortgage Trust, Series			Mill City Mortgage Loan Trust,
2020-1INV, Class A11, CMO,			Series 2016-1, Class A1, CMO,
ARM,			ARM,
1M USD LIBOR + 0.85%,			2.50%, 4/25/57 (1)	54	54
0.998%, 3/25/50 (1)	407	406	New Residential Mortgage Loan
Freddie Mac Whole Loan			Trust, Series 2019-NQM3,
Securities Trust, Series 2017-			Class A3, CMO, ARM,
SC01, Class M1, CMO, ARM,			3.086%, 7/25/49 (1)	246	249
3.592%, 12/25/46 (1)	165	165	New Residential Mortgage Loan
Freddie Mac Whole Loan			Trust, Series 2020-NQM1,
Securities Trust, Series 2017-			Class A1, CMO, ARM,
SC02, Class M1, CMO, ARM,			2.464%, 1/26/60 (1)	407	411
3.82%, 5/25/47 (1)	50	50	OBX Trust, Series 2019-EXP2,
Galton Funding Mortgage Trust,			Class 2A2, CMO, ARM,
Series 2018-1, Class A33,			1M USD LIBOR + 1.20%,
CMO, ARM,			1.348%, 6/25/59 (1)	134	133
3.50%, 11/25/57 (1)	258	263	OBX Trust, Series 2020-EXP1,
Galton Funding Mortgage Trust,			Class 2A2, CMO, ARM,
Series 2019-1, Class A32,			1M USD LIBOR + 0.95%,
CMO, ARM,			1.098%, 2/25/60 (1)	158	156
4.00%, 2/25/59 (1)	204	210	OBX Trust, Series 2020-EXP2,
Galton Funding Mortgage Trust,			Class A8, CMO, ARM,
Series 2019-H1, Class M1,			3.00%, 5/25/60 (1)	355	364
CMO, ARM,			OBX Trust, Series 2020-EXP2,
3.339%, 10/25/59 (1)	230	227	Class A9, CMO, ARM,
Galton Funding Mortgage Trust,			3.00%, 5/25/60 (1)	93	95
Series 2020-H1, Class A1,			OBX Trust, Series 2020-INV,
CMO, ARM,			Class A5, CMO, ARM,
2.31%, 1/25/60 (1)	363	370	3.50%, 12/25/49 (1)	256	264
Galton Funding Mortgage Trust,			Sequoia Mortgage Trust, Series
Series 2020-H1, Class M1,			2018-CH1, Class A11, CMO,
CMO, ARM,			ARM,
2.832%, 1/25/60 (1)	380	367	3.50%, 2/25/48 (1)	283	285
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Sequoia Mortgage Trust, Series			Structured Agency Credit Risk
2018-CH2, Class A21, CMO,			Debt Notes, Series 2018-
ARM,			DNA3, Class M1, CMO, ARM,
4.00%, 6/25/48 (1)	220	225	1M USD LIBOR + 0.75%,
Sequoia Mortgage Trust, Series			0.898%, 9/25/48 (1)	1	1
2018-CH3, Class A19, CMO,			Structured Agency Credit Risk
ARM,			Debt Notes, Series 2018-
4.50%, 8/25/48 (1)	119	124	DNA3, Class M2AS, CMO,
Sequoia Mortgage Trust, Series			ARM,
2018-CH4, Class A2, CMO,			1M USD LIBOR + 0.90%,
ARM,			1.048%, 9/25/48 (1)	455	452
4.00%, 10/25/48 (1)	186	191	Structured Agency Credit Risk
Starwood Mortgage Residential			Debt Notes, Series 2018-
Trust, Series 2019-1, Class A3,			HQA2, Class M1, CMO, ARM,
CMO, ARM,			1M USD LIBOR + 0.75%,
3.299%, 6/25/49 (1)	340	344	0.898%, 10/25/48 (1)	58	58
Starwood Mortgage Residential			Structured Agency Credit Risk
Trust, Series 2019-IMC1, Class			Debt Notes, Series 2018-
A1, CMO, ARM,			HRP2, Class M2, CMO, ARM,
3.468%, 2/25/49 (1)	277	284	1M USD LIBOR + 1.25%,
Starwood Mortgage Residential			1.398%, 2/25/47 (1)	330	320
Trust, Series 2019-INV1, Class			Structured Agency Credit Risk
A1, CMO, ARM,			Debt Notes, Series 2020-
2.61%, 9/27/49 (1)	88	89	HQA3, Class M1, CMO, ARM,
Starwood Mortgage Residential			1M USD LIBOR + 1.55%,
Trust, Series 2019-INV1, Class			1.698%, 7/25/50 (1)	120	120
A3, CMO, ARM,			Structured Agency Credit Risk
2.916%, 9/27/49 (1)	236	239	Debt Notes, Series 2020-
Structured Agency Credit Risk			HQA4, Class M1, CMO, ARM,
Debt Notes, Series 2017-			1M USD LIBOR + 1.30%,
DNA2, Class M1, CMO, ARM,			1.452%, 9/25/50 (1)	290	290
1M USD LIBOR + 1.20%,			Towd Point Mortgage Trust,
1.348%, 10/25/29	170	170	Series 2015-4, Class A1B,
Structured Agency Credit Risk			CMO, ARM,
Debt Notes, Series 2017-			2.75%, 4/25/55 (1)	117	118
DNA3, Class M1, CMO, ARM,			Towd Point Mortgage Trust,
1M USD LIBOR + 0.75%,			Series 2015-5, Class A1B,
0.898%, 3/25/30	252	252	CMO, ARM,
Structured Agency Credit Risk			2.75%, 5/25/55 (1)	120	121
Debt Notes, Series 2018-			Towd Point Mortgage Trust,
DNA2, Class M1, CMO, ARM,			Series 2016-1, Class A1B,
1M USD LIBOR + 0.80%,			CMO, ARM,
0.948%, 12/25/30 (1)	161	160	2.75%, 2/25/55 (1)	78	79
Structured Agency Credit Risk			Towd Point Mortgage Trust,
Debt Notes, Series 2018-			Series 2016-1, Class A3B,
DNA2, Class M2AS, CMO,			CMO, ARM,
ARM,			3.00%, 2/25/55 (1)	131	134
1M USD LIBOR + 0.95%,			Towd Point Mortgage Trust,
1.098%, 12/25/30 (1)	275	273	Series 2016-2, Class A1A,
			CMO, ARM,
			2.75%, 8/25/55 (1)	88	90

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Towd Point Mortgage Trust,
Series 2017-1, Class A1, CMO,			Commercial Mortgage-Backed Securities 4.6%
ARM,			Banc of America Commercial
2.75%, 10/25/56 (1)	336	344	Mortgage Trust, Series 2017-
Towd Point Mortgage Trust,			BNK3, Class A1
Series 2017-2, Class A1, CMO,			1.957%, 2/15/50	58	59
ARM,			BX Commercial Mortgage Trust,
2.75%, 4/25/57 (1)	212	218	Series 2019-XL, Class B, ARM,
Towd Point Mortgage Trust,			1M USD LIBOR + 1.08%,
Series 2017-4, Class A1, CMO,			1.232%, 10/15/36 (1)	456	455
ARM,			CD Commercial Mortgage Trust,
2.75%, 6/25/57 (1)	348	360	Series 2017-CD3, Class A1
Towd Point Mortgage Trust,			1.965%, 2/10/50	48	48
Series 2018-1, Class A1, CMO,			Citigroup Commercial Mortgage
ARM,			Trust, Series 2013-375P, Class
3.00%, 1/25/58 (1)	206	215	C, ARM,
Verus Securitization Trust,			3.635%, 5/10/35 (1)	150	151
Series 2018-2, Class A1, CMO,			Commercial Mortgage Trust,
ARM,			Series 2014-CR19, Class D,
3.677%, 6/1/58 (1)	363	368	ARM,
Verus Securitization Trust,			4.868%, 8/10/47 (1)	250	221
Series 2018-2, Class A2, CMO,			Commercial Mortgage Trust,
ARM,			Series 2014-UBS2, Class A5
3.779%, 6/1/58 (1)	115	116	3.961%, 3/10/47	280	306
Verus Securitization Trust,			Commercial Mortgage Trust,
Series 2018-2, Class A3, CMO,			Series 2014-UBS2, Class B
ARM,			4.701%, 3/10/47	340	361
3.83%, 6/1/58 (1)	73	74	Commercial Mortgage Trust,
Verus Securitization Trust,			Series 2020-CBM, Class D,
Series 2019-4, Class A3, CMO,			ARM,
STEP,			3.754%, 2/10/37 (1)	340	313
3.00%, 11/25/59 (1)	405	411	Credit Suisse Mortgage Trust,
Verus Securitization Trust,			Series 2020-NET, Class A
Series 2019-INV1, Class A1,			2.257%, 8/15/37 (1)	115	119
CMO, ARM,			Fontainebleau Miami Beach
3.402%, 12/25/59 (1)	222	228	Trust, Series 2019-FBLU,
Verus Securitization Trust,			Class C
Series 2019-INV1, Class M1,			3.75%, 12/10/36 (1)	895	882
CMO, ARM,			Great Wolf Trust, Series 2019-
4.034%, 12/25/59 (1)	140	142	WOLF, Class A, ARM,
Verus Securitization Trust,			1M USD LIBOR + 1.034%,
Series 2019-INV3, Class A3,			1.186%, 12/15/36 (1)	325	313
CMO, ARM,			Great Wolf Trust, Series 2019-
3.10%, 11/25/59 (1)	436	443	WOLF, Class C, ARM,
Verus Securitization Trust,			1M USD LIBOR + 1.633%,
Series 2020-1, Class A3, CMO,			1.785%, 12/15/36 (1)	390	359
STEP,			GS Mortgage Securities Trust,
2.724%, 1/25/60 (1)	423	431	Series 2016-GS3, Class A1
		17,601	1.429%, 10/10/49	11	11

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value			Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

GS Mortgage Securities Trust,			SLIDE, Series 2018-FUN, Class
Series 2019-SOHO, Class A,			D, ARM,
ARM,			1M USD LIBOR + 1.85%,
1M USD LIBOR + 0.90%,			2.002%, 6/15/31 (1)		544	492
1.052%, 6/15/36 (1)	495	491	Wells Fargo Commercial
InTown Hotel Portfolio Trust,			Mortgage Trust, Series 2013-
Series 2018-STAY, Class A,			LC12, Class	A1
ARM,			1.676%, 7/15/46		106	106
1M USD LIBOR + 0.70%,			Wells Fargo Commercial
0.852%, 1/15/33 (1)	175	171	Mortgage Trust, Series 2015-
InTown Hotel Portfolio Trust,			NXS2, Class A2
Series 2018-STAY, Class C,			3.02%, 7/15/58		181	183
ARM,			WFRBS Commercial Mortgage
1M USD LIBOR + 1.25%,			Trust, Series 2014-C23, Class
1.402%, 1/15/33 (1)	145	140	A5
JPMorgan Chase Commercial			3.917%, 10/15/57		435	481
Mortgage Securities Trust,			WFRBS Commercial Mortgage
Series 2011-C4, Class A4			Trust, Series 2014-LC14, Class
4.388%, 7/15/46 (1)	122	123	A5
JPMorgan Chase Commercial			4.045%, 3/15/47		440	481
Mortgage Securities Trust,
Series 2019-BKWD, Class C,						8,012
ARM,			Residential Mortgage 0.1%
1M USD LIBOR + 1.60%,
1.752%, 9/15/29 (1)	355	339	MetLife Securitization Trust,
			Series 2017-1A, Class A,
Merit, Series 2020-HILL, Class B,			CMO, ARM,
ARM,			3.00%, 4/25/55 (1)		275	290
1M USD LIBOR + 1.40%,
1.552%, 8/15/37 (1)	105	105				290
Merit, Series 2020-HILL, Class C,			Total Non-U.S. Government Mortgage-Backed
ARM,			Securities
1M USD LIBOR + 1.70%,			(Cost $26,069)			25,903
1.852%, 8/15/37 (1)	100	100
Merit, Series 2020-HILL, Class D,
ARM,			U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
1M USD LIBOR + 2.35%,			SECURITIES 4.0%
2.502%, 8/15/37 (1)	130	130
Morgan Stanley Bank of America			U.S. GOVERNMENT AGENCY OBLIGATIONS 3.5% (3)
Merrill Lynch Trust, Series			Federal Home Loan Mortgage
2016-C30, Class A1			3.50%, 3/1/46		178	195
1.389%, 9/15/49	61	61	5.00%, 12/1/23 - 7/1/25		40	42
Morgan Stanley Capital I Trust,			5.50%, 4/1/23 - 10/1/38		14	16
Series 2014-150E, Class A
3.912%, 9/9/32 (1)	340	363	6.00%, 10/1/21 - 1/1/38		119	140
Morgan Stanley Capital I Trust,			7.00%, 3/1/39		99	115
Series 2019-MEAD, Class D,			7.50%, 6/1/38		103	121
ARM,			Federal Home Loan Mortgage, ARM
3.283%, 11/10/36 (1)	710	577	12M USD LIBOR + 1.591%,
RETL, Series 2019-RVP, Class A,			2.216%, 9/1/35		4	4
ARM,			12M USD LIBOR + 1.625%,
1M USD LIBOR + 1.15%,			2.504%, 7/1/38		16	17
1.302%, 3/15/36 (1)	71	71	12M USD LIBOR + 1.726%,
			2.721%, 7/1/35		4	4

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value	Par/Shares		$ Value
(Amounts in 000s)			(Amounts in 000s)

12M USD LIBOR + 1.625%, 2.94%,			12M USD LIBOR + 1.892%,
6/1/38	26	27	3.852%, 12/1/35	2	2
12M USD LIBOR + 1.733%,			12M USD LIBOR + 1.78%, 3.905%,
2.945%, 10/1/36	11	12	1/1/34	7	7
1Y CMT + 2.25%, 3.146%, 10/1/36	3	3	12M USD LIBOR + 2.04%, 4.08%,
12M USD LIBOR + 1.72%, 3.195%,			12/1/36	2	2
5/1/38	10	10	Federal National Mortgage Assn.,
12M USD LIBOR + 1.775%,			CMO,
3.377%, 5/1/37	6	6	4.00%, 6/25/44	368	376
12M USD LIBOR + 1.625%, 3.47%,			Federal National Mortgage Assn., UMBS
4/1/37	11	11	3.00%, 1/1/27	228	240
12M USD LIBOR + 1.746%,			3.50%, 3/1/28 - 1/1/48	199	211
3.746%, 2/1/37	5	5	4.00%, 11/1/49 - 1/1/50	448	477
12M USD LIBOR + 1.75%, 3.75%,			4.50%, 11/1/20 - 1/1/50	1,272	1,387
2/1/35	10	10	5.00%, 9/1/22 - 6/1/35	336	383
12M USD LIBOR + 1.831%, 3.88%,			5.50%, 3/1/21 - 5/1/40	413	480
1/1/37	3	3	6.00%, 9/1/21 - 4/1/40	703	825
1Y CMT + 2.245%, 3.927%, 1/1/36	10	11	6.50%, 7/1/32 - 12/1/32	86	99
12M USD LIBOR + 2.029%,			UMBS, TBA,
4.049%, 11/1/36	3	3	2.00%, 10/1/50 (4)	80	83
12M USD LIBOR + 2.082%,
4.082%, 2/1/38	12	13			6,156

Federal Home Loan Mortgage, CMO			U.S. GOVERNMENT OBLIGATIONS 0.5%
2.00%, 2/15/40	166	170	Government National Mortgage Assn.
4.00%, 11/15/36	54	55	3.50%, 2/20/48	24	26
Federal Home Loan Mortgage, UMBS			5.00%, 12/20/34 - 11/20/47	510	577
3.00%, 11/1/34	302	328	5.50%, 3/20/48 - 3/20/49	108	118
4.00%, 12/1/49	74	81	Government National Mortgage
4.50%, 5/1/50	96	105	Assn., TBA,
Federal National Mortgage Assn., ARM			4.00%, 10/20/50 (4)	68	72
12M USD LIBOR + 1.655%,
2.577%, 8/1/37	4	4			793
12M USD LIBOR + 1.626%,			Total U.S. Government & Agency Mortgage-
2.632%, 7/1/35	2	2	Backed Securities
12M USD LIBOR + 1.853%,			(Cost $6,674)		6,949
2.692%, 8/1/38	10	11
12M USD LIBOR + 1.616%,			U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
2.942%, 7/1/36	12	12	MORTGAGE-BACKED) 10.0%
12M USD LIBOR + 1.569%, 3.23%,
12/1/35	7	7
12M USD LIBOR + 1.34%, 3.34%,			U.S. TREASURY OBLIGATIONS 10.0%
12/1/35	2	2	U.S. Treasury Notes
			0.125%, 6/30/22	6,065	6,064
12M USD LIBOR + 1.83%, 3.615%,			U.S. Treasury Notes
4/1/38	20	21	0.125%, 5/15/23	1,425	1,424
12M USD LIBOR + 1.86%, 3.635%,
5/1/38	11	11	U.S. Treasury Notes
			0.125%, 7/15/23	2,300	2,298
12M USD LIBOR + 1.77%, 3.77%,			U.S. Treasury Notes
12/1/35	1	1	0.125%, 8/15/23	6,330	6,324
12M USD LIBOR + 1.788%,
3.788%, 5/1/38	6	6	U.S. Treasury Notes
			1.75%, 7/15/22	900	926

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

Par/Shares		$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

U.S. Treasury Notes
2.375%, 3/15/22 (5)	305	315	Illinois 0.0%
			Chicago Transit Auth. Sales Tax
		17,351	Receipts Fund, Series B, 1.708%,
Total U.S. Government Agency Obligations			12/1/22	10	10
(Excluding Mortgage-Backed)			Chicago Transit Auth. Sales Tax
(Cost $17,338)		17,351	Receipts Fund, Series B, 1.838%,
			12/1/23	10	10
FOREIGN GOVERNMENT OBLIGATIONS &			Chicago Transit Auth. Sales Tax
MUNICIPALITIES 2.3%			Receipts Fund, Series B, 2.064%,
			12/1/24	25	26

Government Sponsored 0.3%					46
Equate Petrochemical			New York 0.3%
3.00%, 3/3/22	600	608	Long Island Power Auth., Series C,
		608	0.764%, 3/1/23	85	85
			Port Auth. of New York & New
Owned No Guarantee 2.0%			Jersey, Series AAA, 1.086%,
Axiata SPV2			7/1/23	335	340
3.466%, 11/19/20	475	476
Saudi Arabian Oil					425
2.75%, 4/16/22 (1)	1,155	1,184	Texas 0.1%
Shanghai Electric Group Global			Dallas Fort Worth Int'l. Airport, Series
Investment			C, 1.329%, 11/1/25	55	55
2.65%, 11/21/24	1,350	1,401	Houston TX Airport System
Syngenta Finance			Revenue, Series C, 0.883%,
3.933%, 4/23/21 (1)	385	389	7/1/22 (6)	20	20
		3,450	Houston TX Airport System
			Revenue, Series C, 1.054%,
Total Foreign Government Obligations &			7/1/23 (6)	35	35
Municipalities
(Cost $3,980)		4,058	Houston TX Airport System
			Revenue, Series C, 1.272%,
			7/1/24 (6)	110	111

MUNICIPAL SECURITIES 0.7%					221

Connecticut 0.1%			Total Municipal Securities
Connecticut, Series A, GO, 1.998%,			(Cost $1,250)		1,272
7/1/24	95	99
Connecticut, Series A, GO, 2.00%,			SHORT-TERM INVESTMENTS 2.3%
7/1/23	35	36
Connecticut, Series A, GO, 2.098%,			COMMERCIAL PAPER 1.1%
7/1/25	60	64
			4 (2) 1.1% (7)
		199	Boeing,
Florida 0.2%			2.185%, 11/16/20	915	914
State Board of Administration			Boeing,
Finance, Series A, 1.258%, 7/1/25	375	381	2.343%, 11/4/20	975	974

		381			1,888

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

	Par/Shares	$ Value		$ Value
(Amounts in 000s)			(Amounts in 000s)

MONEY MARKET FUNDS 1.2%			Total Investments in Securities 100.6%
T. Rowe Price Government Reserve
Fund, 0.09% (8)(9)	2,117	2,117	(Cost $172,997)	$175,581
			Other Assets Less Liabilities (0.6)%	(968)
		2,117	Net Assets 100%	$174,613
Total Short-Term Investments
(Cost $4,003)		4,005

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $68,010 and represents 38.9% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(3)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including UMBS, currently operate under a federal conservatorship.
(4)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $155 and represents
0.1% of net assets.
(5)	At September 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6)	When-issued security
(7)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $1,888 and represents 1.1% of net assets.
(8)	Seven-day yield
(9)	Affiliated Companies
(10)	All or a portion of this loan is unsettled as of September 30, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
1Y CMT	One year U.S. Treasury note constant maturity rate
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
GO	General Obligation
PTT	Pass-Through Trust
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

(Amounts In 000s, except Market Price)
SWAPS (0.1)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS (0.1)%

Credit Default Swaps, Protection Bought (0.1)%
Bank of America, Protection Bought (Relevant Credit: General Mills,
3.15%, 12/15/21), Pay 1.00% Quarterly, Receive upon credit default,
12/20/24	417	(14)	(11)	(3)
Barclays Bank, Protection Bought (Relevant Credit: Omnicom Group,
4.45%, 11/01/24), Pay 1.00% Quarterly, Receive upon credit default,
12/20/24	1,250	(35)	(34)	(1)
Citibank, Protection Bought (Relevant Credit: General Mills, 3.15%,
12/15/21), Pay 1.00% Quarterly, Receive upon credit default, 12/20/24	596	(20)	(16)	(4)
Goldman Sachs, Protection Bought (Relevant Credit: General Mills,
3.15%, 12/15/21), Pay 1.00% Quarterly, Receive upon credit default,
12/20/24	1,220	(41)	(33)	(8)

Total Credit Default Swaps, Protection Bought			(94)	(16)

Credit Default Swaps, Protection Sold (0.0)%
Bank of America, Protection Sold (Relevant Credit: Boeing, 8.75%,
8/15/21 , $106.74*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/21	2,300	(49)	16	(65)
Barclays Bank, Protection Sold (Relevant Credit: Enbridge, 3.50%,
6/10/24 , $107.65*), Receive 1.00% Quarterly, Pay upon credit default,
6/20/23	1,750	17	(67)	84
Barclays Bank, Protection Sold (Relevant Credit: General Electric, 2.70%,
10/09/22 , $103.91*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/20	1,370	2	2	—
Barclays Bank, Protection Sold (Relevant Credit: General Electric, 2.70%,
10/09/22 , $103.91*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/21	500	2	—	2
Citibank, Protection Sold (Relevant Credit: Devon Energy, 7.95%, 4/15/32,
$128.5 *), Receive 1.00% Quarterly, Pay upon credit default, 12/20/24	165	(5)	(1)	(4)
Goldman Sachs, Protection Sold (Relevant Credit: General Electric,
2.70%, 10/09/22, $103.91*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20	1,130	1	1	—
Morgan Stanley, Protection Sold (Relevant Credit: Devon Energy, 7.95%,
4/15/32 , $128.5*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/24	140	(4)	(1)	(3)

Total Credit Default Swaps, Protection Sold			(50)	14

Total Bilateral Swaps			(144)	(2)

* Market Price at September 30, 2020.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

FUTURES CONTRACTS

($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 96 U.S. Treasury Notes five year contracts	12/20	(12,099) $	(11)
Short, 23 U.S. Treasury Notes ten year contracts	12/20	(3,209)	(2)
Long, 142 U.S. Treasury Notes two year contracts	12/20	31,376	7

Net payments (receipts) of variation margin to date			20
Variation margin receivable (payable) on open futures contracts			$14

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$23+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
T. Rowe Price Government Reserve Fund	$7,254	¤	¤ $	2,117^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $23 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $2,117.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Limited-Term Bond Portfolio (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	171,576$	— $	171,576
Short-Term Investments		2,117	1,888	—	4,005
Total Securities		2,117	173,464	—	175,581
Swaps		—	22	—	22
Futures Contracts		14	—	—	14
Total		$2,131$	173,486$	— $	175,617
Liabilities
Swaps	$	— $	168$	— $	168

1 Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding
Mortgage-Backed), Foreign Government Obligations & Municipalities, Municipal Securities.